N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 29, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 29, 2017 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (92.8%)

Consumer Discretionary (27.6%)
AMC Networks Inc - 5.000% 4/01/24	$80,000	$82,600
*AMC Entertainment Inc - 5.750% 6/15/25	95,000	93,338
AMC Entertainment Holdings Inc - 5.875% 11/15/26	15,000	14,795
Allegion US Holding Co Inc - 5.750% 10/01/21	30,000	30,864
Altice Luxembourg SA - 144A - 7.750% 05/15/22	200,000	212,250
American Axle & Manufacturing Inc - 6.625% 10/15/22	80,000	82,600
American Axle & Manufacturing Inc - 144A - 6.250% 04/01/25	50,000	51,000
American Axle & Manufacturing Inc - 144A - 6.500% 04/01/27	95,000	95,832
Arch Merger Sub Inc - 144A - 8.500% 09/15/25	95,000	92,388
Alpine Finance Merger Sub LLC - 144A - 6.875% 08/01/25	25,000	26,375
Boyd Gaming Corp - 6.875% 5/15/23	30,000	32,082
CBS Radio Inc - 144A - 7.250% 11/01/24	25,000	26,688
CCO Holdings LLC / CCO Holdings Capital Corp - 5.250% 3/15/21	75,000	77,251
CCO Holdings LLC / CCO Holdings Capital Corp - 144A - 5.125% 05/01/23	30,000	31,238
CCO Holdings LLC / CCO Holdings Capital Corp - 144A - 5.375% 05/01/25	40,000	41,455
CCO Holdings LLC / CCO Holdings Capital Corp - 144A - 5.750% 02/15/26	90,000	94,366
CCO Holdings LLC / CCO Holdings Capital Corp - 144A - 5.875% 04/01/24	320,000	339,600
CCO Holdings LLC / CCO Holdings Capital Corp - 144A - 5.500% 05/01/26	80,000	82,900
CCO Holdings LLC / CCO Holdings Capital Corp - 144A - 5.000% 02/01/28	40,000	39,863
(4)(5)Caesars Entertainment Operating Co Inc - 8.500% 2/15/20	152,456	202,196
(4)(5)Caesars Entertainment Operating Co Inc - 9.000% 2/15/20	265,560	353,195
(4)(5)Caesars Entertainment Operating Co Inc - 9.000% 2/15/20	34,425	45,440
Cinemark USA Inc - 4.875% 6/01/23	85,000	85,850
Claire's Stores Inc - 144A - 9.000% 03/15/19	160,000	91,761
iHeartCommunications Inc - 9.000% 3/01/21	135,000	95,850
Clear Channel Worldwide Holdings Inc - 7.625% 3/15/20	50,000	49,250
Clear Channel Worldwide Holdings Inc - 7.625% 3/15/20	165,000	162,939
*Clear Channel Worldwide Holdings Inc - 6.500% 11/15/22	95,000	97,493
Clear Channel Worldwide Holdings Inc - 6.500% 11/15/22	380,000	391,400
Constellation Merger Sub Inc - 144A - 8.500% 09/15/25	55,000	54,037
Cooper - Standard Automotive Inc - 144A - 5.625% 11/15/26	50,000	51,126
Dana Financing Luxembourg Sarl - 144A - 6.500% 06/01/26	45,000	48,600
*Dana Inc - 6.000% 9/15/23	150,000	157,875
Dana Inc - 5.500% 12/15/24	15,000	15,750
Delphi Jersey Holdings PLC - 144A - 5.000% 10/01/25	45,000	45,787
DISH DBS Corp - 6.750% 6/01/21	60,000	66,000
*DISH DBS Corp - 5.875% 7/15/22	185,000	196,562
DISH DBS Corp - 5.000% 3/15/23	175,000	178,828
DISH DBS Corp - 5.875% 11/15/24	245,000	256,790
DISH DBS Corp - 7.750% 7/01/26	30,000	34,445
TEGNA Inc - 144A - 4.875% 09/15/21	15,000	15,375
TEGNA Inc - 144A - 5.500% 09/15/24	50,000	52,625
TEGNA Inc - 6.375% 10/15/23	15,000	15,956
Gates Global LLC / Gates Global Co - 144A - 6.000% 07/15/22	90,000	92,475
General Motors Co - 4.875% 10/02/23	135,000	146,009
Goodyear Tire & Rubber Co/The - 5.125% 11/15/23	35,000	36,619
Goodyear Tire & Rubber Co/The - 5.000% 5/31/26	15,000	15,638
HD Supply Inc - 144A - 5.750% 04/15/24	55,000	58,851
Hanesbrands Inc - 144A - 4.625% 05/15/24	30,000	31,238
(4)(5)Caesars Entertainment Operating Co Inc - 0.000% 6/01/18	157,429	203,083
Hilton Domestic Operating Co Inc - 4.250% 9/01/24	10,000	10,200
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc - 144A - 6.125% 12/01/24	15,000	16,447
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp - 4.625% 4/01/25	25,000	25,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp - 4.875% 4/01/27	10,000	10,500
Hughes Satellite Systems Corp - 6.625% 8/01/26	10,000	10,700
iHeartCommunications Inc - 10.625% 3/15/23	45,000	31,725
International Game Technology PLC - 144A - 6.500% 02/15/25	200,000	224,750
Interval Acquisition Corp - 5.625% 4/15/23	70,000	72,100
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp - 144A - 6.750% 11/15/21	95,000	99,631
L Brands Inc - 6.750% 7/01/36	50,000	48,365
Lear Corp - 5.250% 1/15/25	65,000	69,479
Live Nation Entertainment Inc - 144A - 4.875% 11/01/24	10,000	10,350
LTF Merger Sub Inc - 144A - 8.500% 06/15/23	80,000	85,000
*MGM Resorts International - 7.750% 3/15/22	215,000	251,012
MGM Resorts International - 6.750% 10/01/20	30,000	33,075
*MGM Resorts International - 5.250% 3/31/20	70,000	74,112
MGM Resorts International - 6.000% 3/15/23	100,000	110,250
MGM Resorts International - 4.625% 9/01/26	10,000	10,125
MGM Growth Properties Operating Partnership LP / MGP Finance Co - Issuer Inc - 4.500% 9/01/26	15,000	15,225
MGM Growth Properties Operating Partnership LP / MGP Finance Co - Issuer Inc - 5.625% 5/01/24	20,000	21,671
MGM Growth Properties Operating Partnership LP / MGP Finance Co - Issuer Inc - 144A - 4.500% 01/15/28	10,000	10,088
Neiman Marcus Group LTD LLC - 144A - 8.000% 10/15/21	40,000	20,800
(1)Neiman Marcus Group LTD LLC - 144A - 8.750% 10/15/21	80,000	37,600
Midcontinent Communications / Midcontinent Finance Corp - 144A - 6.875% 08/15/23	70,000	75,425
Nexstar Broadcasting Inc - 144A - 6.125% 02/15/22	15,000	15,637
Nielsen Finance LLC / Nielsen Finance Co - 144A - 5.000% 04/15/22	135,000	139,893
SFR Group SA - 144A - 7.375% 05/01/26	200,000	216,000
TI Group Automotive Systems LLC - 144A - 8.750% 07/15/23	100,000	106,000
New Red Finance Inc - 144A - 6.000% 04/01/22	63,000	64,984
JC Penney Corp Inc - 6.375% 10/15/36	55,000	38,912
PetSmart Inc - 144A - 5.875% 06/01/25	40,000	34,900
PetSmart Inc - 144A - 8.875% 06/01/25	50,000	39,775
Quebecor Media Inc - 5.750% 1/15/23	205,000	222,937
RHP Hotel Properties LP / RHP Finance Corp - 5.000% 4/15/21	130,000	132,925
RSI Home Products Inc - 144A - 6.500% 03/15/23	150,000	157,500
Regal Entertainment Group - 5.750% 6/15/23	10,000	10,300
Regal Entertainment Group - 5.750% 3/15/22	55,000	56,787
Sabre GLBL Inc - 144A - 5.375% 04/15/23	65,000	67,359
Sabre GLBL Inc - 144A - 5.250% 11/15/23	40,000	41,100
Sally Holdings LLC / Sally Capital Inc - 5.625% 12/01/25	30,000	30,750
Scientific Games International Inc - 144A - 7.000% 01/01/22	85,000	90,206
Service Corp International/US - 7.500% 4/01/27	135,000	161,662
Service Corp International/US - 5.375% 5/15/24	15,000	15,937
Sirius XM Radio Inc - 144A - 6.000% 07/15/24	90,000	96,862
Sirius XM Radio Inc - 144A - 5.375% 04/15/25	150,000	158,250
Sirius XM Radio Inc - 144A - 5.375% 07/15/26	40,000	42,100
Sirius XM Radio Inc - 144A - 5.000% 08/01/27	10,000	10,200
Six Flags Entertainment Corp - 144A - 4.875% 07/31/24	20,000	20,350
Tempur Sealy International Inc - 5.625% 10/15/23	70,000	73,587
Tempur Sealy International Inc - 5.500% 6/15/26	40,000	41,000
Tenneco Inc - 5.000% 7/15/26	5,000	5,125
Time Inc - 144A - 5.750% 04/15/22	60,000	61,425
Videotron Ltd - 144A - 5.375% 06/15/24	35,000	37,975
Videotron Ltd / Videotron Ltee - 144A - 5.125% 04/15/27	30,000	31,191
Vista Outdoor Inc - 5.875% 10/01/23	125,000	128,593
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A - 5.500% 03/01/25	120,000	124,950
ZF North America Capital Inc - 144A - 4.750% 04/29/25	180,000	189,900
Zayo Group LLC / Zayo Capital Inc - 6.375% 5/15/25	50,000	53,881
Zayo Group LLC / Zayo Capital Inc - 6.000% 4/01/23	85,000	89,781
		9,079,642
Consumer Staples (2.1%)
Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC - 6.625% 6/15/24	70,000	65,363
Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC - 5.750% 3/15/25	10,000	8,800
Central Garden & Pet Co - 6.125% 11/15/23	50,000	53,251
HRG Group Inc - 7.750% 1/15/22	50,000	52,188
HRG Group Inc - 7.875% 7/15/19	15,000	15,300
High Ridge Brands Co - 144A - 8.875% 03/15/25	45,000	42,863
POST 5 1/2 03/01/25 - 144A - 5.500% 03/01/25	35,000	36,313
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 5.750% 10/15/20	145,000	147,545
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A - 7.000% 07/15/24	25,000	26,626
Rite Aid Corp - 144A - 6.125% 04/01/23	100,000	97,126
Spectrum Brands Inc - 6.625% 11/15/22	25,000	26,063
Spectrum Brands Inc - 5.750% 7/15/25	30,000	31,951
TreeHouse Foods Inc - 144A - 6.000% 02/15/24	75,000	80,157
		683,546
Energy (10.1%)
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp - 144A - 7.875% 12/15/24	25,000	27,000
Antero Resources Corp - 5.125% 12/01/22	95,000	97,138
Antero Resources Corp - 5.625% 6/01/23	15,000	15,638
Antero Midstream Partners LP / Antero Midstream Finance Corp - 5.375% 9/15/24	30,000	31,051
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A - 6.125% 11/15/22	100,000	103,750
Boardwalk Pipelines LP - 5.950% 6/01/26	40,000	44,746
Carrizo Oil & Gas Inc - 7.500% 9/15/20	50,000	51,063
Carrizo Oil & Gas Inc - 6.250% 4/15/23	35,000	35,526
Carrizo Oil & Gas Inc - 8.250% 7/15/25	20,000	21,726
Cheniere Corpus Christi Holdings LLC - 144A - 5.125% 06/30/27	35,000	36,050
Chesapeake Energy Corp - 144A - 8.000% 12/15/22	82,000	88,356
Chesapeake Energy Corp - 144A - 5.500% 09/15/26	20,000	18,350
Chesapeake Energy Corp - 144A - 8.000% 01/15/25	55,000	55,550
Chesapeake Energy Corp - 144A - 8.000% 06/15/27	70,000	69,300
Chesapeake Energy Corp - 144A - 8.000% 01/15/25	50,000	50,500
Communications Sales & Leasing Inc / CSL Capital LLC - 144A - 7.125% 12/15/24	75,000	63,563
CSI Compressco LP / CSI Compressco Finance Inc - 7.250% 8/15/22	20,000	18,500
Continental Resources Inc/OK - 5.000% 9/15/22	10,000	10,163
Continental Resources Inc/OK - 4.500% 4/15/23	90,000	90,226
Covey Park Energy LLC / Covey Park Finance Corp - 144A - 7.500% 05/15/25	20,000	20,726
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 6.250% 4/01/23	35,000	36,093
Denbury Resources Inc - 5.500% 5/01/22	45,000	25,706
Denbury Resources Inc - 4.625% 7/15/23	50,000	26,500
EP Energy LLC / Everest Acquisition Finance Inc - 144A - 8.000% 11/29/24	65,000	65,650
EP Energy LLC / Everest Acquisition Finance Inc - 144A - 8.000% 02/15/25	65,000	50,618
EnLink Midstream Partners LP - 4.400% 4/01/24	50,000	51,663
GCI Inc - 6.875% 4/15/25	30,000	32,250
Gulfport Energy Corp - 6.000% 10/15/24	15,000	15,112
Halcon Resources Corp - 144A - 6.750% 02/15/25	100,000	103,500
Laredo Petroleum Inc - 7.375% 5/01/22	20,000	20,700
Laredo Petroleum Inc - 5.625% 1/15/22	45,000	45,337
MEG Energy Corp - 144A - 6.375% 01/30/23	95,000	82,887
MEG Energy Corp - 144A - 7.000% 03/31/24	110,000	94,325
MEG Energy Corp - 144A - 6.500% 01/15/25	80,000	78,100
MPLX LP - 5.500% 2/15/23	75,000	77,175
MPLX LP - 4.875% 12/01/24	30,000	32,326
MPLX LP - 4.875% 6/01/25	25,000	26,792
NGPL PipeCo LLC - 144A - 4.375% 08/15/22	45,000	46,687
NGPL PipeCo LLC - 144A - 4.875% 08/15/27	10,000	10,478
Nabors Industries Inc - 5.500% 1/15/23	15,000	14,700
Newfield Exploration Co - 5.750% 1/30/22	35,000	37,362
Oasis Petroleum Inc - 6.500% 11/01/21	20,000	20,400
Oasis Petroleum Inc - 6.875% 1/15/23	80,000	81,200
Oasis Petroleum Inc - 6.875% 3/15/22	60,000	61,050
Parsley Energy LLC / Parsley Finance Corp - 144A - 5.250% 08/15/25	20,000	20,325
RSP Permian Inc - 6.625% 10/01/22	25,000	26,218
RSP Permian Inc - 144A - 5.250% 01/15/25	15,000	15,225
Range Resources Corp - 4.875% 5/15/25	50,000	49,250
Range Resources Corp - 144A - 5.000% 08/15/22	10,000	9,987
Range Resources Corp - 144A - 5.000% 03/15/23	15,000	14,887
Regency Energy Partners LP / Regency Energy Finance Corp - 5.500% 4/15/23	50,000	51,450
SM Energy Co - 6.500% 1/01/23	15,000	15,112
SM Energy Co - 6.125% 11/15/22	70,000	70,175
SM Energy Co - 5.625% 6/01/25	30,000	28,500
Sanchez Energy Corp - 7.750% 6/15/21	30,000	28,425
Sanchez Energy Corp - 6.125% 1/15/23	25,000	21,375
Southwestern Energy Co - 4.100% 3/15/22	30,000	28,837
Southwestern Energy Co - 6.700% 1/23/25	100,000	101,500
Southwestern Energy Co - 7.500% 4/01/26	25,000	26,000
Southwestern Energy Co - 7.750% 10/01/27	25,000	25,937
Summit Midstream Holdings LLC / Summit Midstream Finance Corp - 5.750% 4/15/25	30,000	30,450
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A - 5.500% 01/15/28	40,000	40,650
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 4.250% 11/15/23	10,000	9,912
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 6.750% 3/15/24	75,000	81,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 5.125% 2/01/25	15,000	15,450
Tesoro Logistics LP / Tesoro Logistics Finance Corp - 5.875% 10/01/20	77,000	78,347
Tesoro Logistics LP / Tesoro Logistics Finance Corp - 6.125% 10/15/21	35,000	36,093
Tesoro Logistics LP / Tesoro Logistics Finance Corp - 6.250% 10/15/22	25,000	26,593
Tesoro Logistics LP / Tesoro Logistics Finance Corp - 6.375% 5/01/24	25,000	27,125
Tesoro Logistics LP / Tesoro Logistics Finance Corp - 5.250% 1/15/25	25,000	26,781
Weatherford International Ltd - 144A - 9.875% 02/15/24	10,000	11,000
Whiting Petroleum Corp - 5.750% 3/15/21	40,000	39,300
Whiting Petroleum Corp - 6.250% 4/01/23	95,000	93,456
WildHorse Resource Development Corp - 144A - 6.875% 02/01/25	60,000	59,925
WPX Energy Inc - 6.000% 1/15/22	25,000	25,843
WPX Energy Inc - 8.250% 8/01/23	90,000	100,912
		3,321,948
Financials (5.3%)
Adient Global Holdings Ltd - 144A - 4.875% 08/15/26	40,000	40,900
Ally Financial Inc - 5.125% 9/30/24	45,000	48,735
Ally Financial Inc - 4.125% 2/13/22	20,000	20,662
Ally Financial Inc - 4.625% 3/30/25	130,000	136,337
Ally Financial Inc - 4.625% 5/19/22	130,000	136,175
Ally Financial Inc - 5.750% 11/20/25	40,000	43,368
Ally Financial Inc - 4.250% 4/15/21	40,000	41,400
PetSmart Inc - 144A - 7.125% 03/15/23	125,000	97,475
*(2)(3)Bank of America Corp - 8.000% Pepetual Maturity	190,000	192,717
CIT Group Inc - 3.875% 2/19/19	60,000	61,125
(2)(3)Citigroup Inc - 5.800% 11/15/19	35,000	36,137
(2)(3)Citigroup Inc - 5.875% 3/27/20	30,000	31,335
(2)(3)Citigroup Inc - 5.950% 5/15/25	10,000	10,812
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A - 5.450% 06/15/23	60,000	65,664
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A - 6.020% 06/15/26	75,000	83,291
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A - 5.875% 06/15/21	20,000	20,908
Infinity Acquisition LLC / Infinity Acquisition Finance Corp - 144A - 7.250% 08/01/22	60,000	58,650
International Lease Finance Corp - 6.250% 5/15/19	55,000	58,458
*International Lease Finance Corp - 5.875% 4/01/19	210,000	221,213
International Lease Finance Corp - 4.625% 4/15/21	10,000	10,625
InVentiv Group Holdings Inc/InVentiv Health Inc/inVentiv Health Clinical Inc - 144A - 7.500% 10/01/24	49,000	54,390
James Hardie International Finance Ltd - 144A - 5.875% 02/15/23	20,000	21,000
Nielsen Co Luxembourg SARL/The - 144A - 5.500% 10/01/21	20,000	20,550
UPCB Finance IV Ltd - 144A - 5.375% 01/15/25	200,000	208,000
WMG Acquisition Corp - 144A - 5.625% 04/15/22	13,000	13,520
WMG Acquisition Corp - 144A - 4.875% 11/01/24	10,000	10,275
		1,743,722
Real Estate (1.6%)
Communications Sales & Leasing Inc / CSL Capital LLC - 144A - 6.000% 04/15/23	30,000	28,725
Communications Sales & Leasing Inc / CSL Capital LLC - 8.250% 10/15/23	115,000	101,775
Corrections Corp of America - 4.625% 5/01/23	113,000	115,542
Corrections Corp of America - 5.000% 10/15/22	25,000	26,000
ESH Hospitality Inc - 144A - 5.250% 05/01/25	25,000	25,843
Equinix Inc - 5.875% 1/15/26	35,000	38,456
GEO Group Inc/The - 5.125% 4/01/23	20,000	20,250
GEO Group Inc/The - 5.875% 1/15/22	75,000	77,718
GEO Group Inc/The - 5.875% 10/15/24	40,000	41,700
GEO Group Inc/The - 6.000% 4/15/26	25,000	26,281
Realogy Group LLC / Realogy Co - Issuer Corp - 144A - 5.250% 12/01/21	15,000	15,600
		517,890
Health Care (10.5%)
Alere Inc - 6.500% 6/15/20	25,000	25,406
Alere Inc - 144A - 6.375% 07/01/23	30,000	32,325
Avantor Inc - 144A - 6.000% 10/01/24	40,000	41,000
Care Capital Properties LP - 5.125% 8/15/26	40,000	41,031
DJO Finco Inc / DJO Finance LLC / DJO Finance Corp - 144A - 8.125% 06/15/21	155,000	148,412
DaVita Inc - 5.000% 5/01/25	70,000	69,057
HCA Inc - 5.250% 4/15/25	50,000	54,062
*HCA Inc - 5.375% 2/01/25	370,000	389,887
HCA Inc - 5.875% 2/15/26	140,000	150,325
HCA Inc - 5.250% 6/15/26	50,000	53,875
*HCA Inc - 7.500% 2/15/22	350,000	401,516
HealthSouth Corp - 5.750% 11/01/24	65,000	66,706
HealthSouth Corp - 5.750% 9/15/25	30,000	31,209
Hill - Rom Holdings Inc - 144A - 5.750% 09/01/23	80,000	84,400
Hill - Rom Holdings Inc - 144A - 5.000% 02/15/25	10,000	10,350
Hologic Inc - 144A - 5.250% 07/15/22	80,000	84,000
Kindred Healthcare Inc - 8.750% 1/15/23	105,000	97,902
Kinetic Concepts Inc / KCI USA Inc - 144A - 7.875% 02/15/21	85,000	89,143
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A - 5.750% 08/01/22	25,000	24,437
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A - 5.500% 04/15/25	45,000	40,612
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A - 5.625% 10/15/23	30,000	28,012
Tenet Healthcare Corp - 4.500% 4/01/21	95,000	96,871
Tenet Healthcare Corp - 8.125% 4/01/22	275,000	279,812
Tenet Healthcare Corp - 6.750% 6/15/23	85,000	81,600
Tenet Healthcare Corp - 144A - 7.500% 01/01/22	25,000	26,468
(2)(5)21st Century Oncology Inc - 144A - 11.000% 05/01/23	66,474	46,531
Valeant Pharmaceuticals International Inc - 144A - 5.875% 05/15/23	210,000	185,587
Valeant Pharmaceuticals International Inc - 144A - 6.125% 04/15/25	140,000	122,675
Valeant Pharmaceuticals International Inc - 144A - 6.500% 03/15/22	20,000	21,150
Valeant Pharmaceuticals International Inc - 144A - 7.000% 03/15/24	55,000	58,717
Valeant Pharmaceuticals International - 144A - 7.000% 10/01/20	25,000	25,156
Valeant Pharmaceuticals International - 144A - 6.750% 08/15/21	90,000	88,312
Valeant Pharmaceuticals International - 144A - 7.250% 07/15/22	150,000	146,250
Valeant Pharmaceuticals International Inc - 144A - 7.500% 07/15/21	295,000	294,262
		3,437,058
Industrials (9.3%)
ACCO BRANDS CORP - 5.250% 12/15/24	30,000	31,125
ADT Corp/The - 3.500% 7/15/22	80,000	80,000
ADT Corp/The - 4.125% 6/15/23	15,000	15,262
AECOM - 5.750% 10/15/22	20,000	20,935
AECOM - 5.875% 10/15/24	30,000	33,231
Air Medical Group Holdings Inc - 144A - 6.375% 05/15/23	85,000	81,812
Aircastle Ltd - 5.000% 4/01/23	75,000	80,250
Arconic Inc - 5.900% 2/01/27	50,000	55,175
Allegion PLC - 5.875% 9/15/23	15,000	16,199
AMER GREETINGS - 144A - 7.875% 02/15/25	10,000	10,825
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 5.500% 4/01/23	125,000	127,812
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A - 6.375% 04/01/24	90,000	93,825
Bombardier Inc - 144A - 7.500% 03/15/25	90,000	89,946
CNH Industrial Capital LLC - 4.375% 11/06/20	35,000	36,750
CNH Industrial Capital LLC - 4.875% 4/01/21	70,000	74,375
CNH Industrial Capital LLC - 4.375% 4/05/22	40,000	42,000
CD&R Waterworks Merger Sub LLC - 144A - 6.125% 08/15/25	25,000	25,656
Clean Harbors Inc - 5.125% 6/01/21	25,000	25,398
Energizer Holdings Inc - 144A - 5.500% 06/15/25	75,000	78,937
FGI Operating Co LLC / FGI Finance Inc - 7.875% 5/01/20	85,000	55,250
General Cable Corp - 5.750% 10/01/22	95,000	95,418
Great Lakes Dredge & Dock Corp - 8.000% 5/15/22	35,000	36,312
Hillman Group Inc/The - 144A - 6.375% 07/15/22	85,000	84,575
Hertz Corp/The - 7.375% 1/15/21	85,000	85,318
Hertz Corp/The - 6.250% 10/15/22	160,000	152,000
Hertz Corp/The - 144A - 5.500% 10/15/24	70,000	63,000
Hertz Corp/The - 144A - 7.625% 06/01/22	90,000	92,812
Herc Rentals Inc - 144A - 7.500% 06/01/22	41,000	44,331
Herc Rentals Inc - 144A - 7.750% 06/01/24	92,000	99,820
Iron Mountain Inc - 6.000% 8/15/23	75,000	79,406
KLX Inc - 144A - 5.875% 12/01/22	85,000	89,054
Kratos Defense & Security Solutions Inc - 7.000% 5/15/19	65,000	66,543
Manitowoc Foodservice Inc - 9.500% 2/15/24	35,000	40,206
NXP BV / NXP Funding LLC - 144A - 4.625% 06/01/23	200,000	215,000
Oshkosh Corp - 5.375% 3/01/22	45,000	46,800
Oshkosh Corp - 5.375% 3/01/25	20,000	21,200
SPX FLOW Inc - 144A - 5.625% 08/15/24	20,000	20,950
SPX FLOW Inc - 144A - 5.875% 08/15/26	35,000	36,925
Sensata Technologies BV - 144A - 4.875% 10/15/23	65,000	68,331
Terex Corp - 144A - 5.625% 02/01/25	50,000	52,687
TransDigm Inc - 6.500% 5/15/25	50,000	51,500
TriMas Corp - 144A - 4.875% 10/15/25	25,000	25,203
Triumph Group Inc - 4.875% 4/01/21	80,000	78,840
Triumph Group Inc - 144A - 7.750% 08/15/25	40,000	42,100
United Rentals North America Inc - 7.625% 4/15/22	15,000	15,612
United Rentals North America Inc - 5.875% 9/15/26	35,000	38,018
United Rentals North America Inc - 5.500% 5/15/27	40,000	42,650
United Rentals North America Inc - 4.875% 1/15/28	70,000	70,350
Wabash National Corp - 144A - 5.500% 10/01/25	15,000	15,281
XPO Logistics Inc - 144A - 6.500% 06/15/22	90,000	94,500
XPO Logistics Inc - 144A - 6.125% 09/01/23	20,000	20,875
		3,060,380
Information (9.7%)
ACI Worldwide Inc - 144A - 6.375% 08/15/20	55,000	55,990
Amkor Technology Inc - 6.625% 6/01/21	34,000	34,705
*Amkor Technology Inc - 6.375% 10/01/22	115,000	118,800
Anixter Inc - 5.500% 3/01/23	80,000	87,000
CDK Global Inc - 144A - 4.875% 06/01/27	15,000	15,412
Cogent Communications Finance Inc - 144A - 5.625% 04/15/21	90,000	92,250
Cogent Communications Group Inc - 144A - 5.375% 03/01/22	70,000	73,587
CommScope Inc - 144A - 5.500% 06/15/24	25,000	26,156
CommScope Technologies Finance LLC - 144A - 6.000% 06/15/25	145,000	154,968
Entegris Inc - 144A - 6.000% 04/01/22	100,000	104,500
Equinix Inc - 5.375% 1/01/22	20,000	20,970
Equinix Inc - 5.750% 1/01/25	10,000	10,762
First Data Corp - 144A - 5.375% 08/15/23	188,000	196,648
First Data Corp - 144A - 5.750% 01/15/24	370,000	387,112
Gartner Inc - 144A - 5.125% 04/01/25	30,000	31,650
Inception Merger Sub Inc / Rackspace Hosting Inc - 144A - 8.625% 11/15/24	75,000	80,032
Infor US Inc - 6.500% 5/15/22	215,000	222,927
(1)Infor Software Parent LLC / Infor Software Parent Inc - 144A - 7.125% 05/01/21	105,000	106,869
Informatica LLC - 144A - 7.125% 07/15/23	95,000	95,475
Magnachip Semiconductor Corp - 6.625% 7/15/21	95,000	90,725
Micron Technology Inc - 144A - 5.250% 01/15/24	115,000	121,037
Micron Technology Inc - 7.500% 9/15/23	35,000	38,893
Microsemi Corp - 144A - 9.125% 04/15/23	90,000	102,937
Plantronics Inc - 144A - 5.500% 05/31/23	40,000	41,500
Riverbed Technology Inc - 144A - 8.875% 03/01/23	100,000	95,250
Sabine Pass Liquefaction LLC - 6.250% 3/15/22	100,000	112,474
*Sabine Pass Liquefaction LLC - 5.750% 5/15/24	100,000	111,247
Sabine Pass Liquefaction LLC - 5.875% 6/30/26	15,000	16,737
Sinclair Television Group Inc - 6.125% 10/01/22	105,000	108,150
Sinclair Television Group Inc - 144A - 5.625% 08/01/24	20,000	20,525
Sinclair Television Group Inc - 144A - 5.125% 02/15/27	20,000	19,425
Western Digital Corp - 144A - 7.375% 04/01/23	125,000	136,938
Western Digital Corp - 10.500% 4/01/24	180,000	211,500
*Zebra Technologies Corp - 7.250% 10/15/22	40,000	42,350
		3,185,501

Materials (5.3%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A - 7.250% 05/15/24	200,000	219,374
Ashland LLC - 4.750% 8/15/22	155,000	163,719
Berry Plastics Corp - 6.000% 10/15/22	20,000	21,225
Boise Cascade Co - 144A - 5.625% 09/01/24	15,000	15,768
BWAY Holding Co - 144A - 5.500% 04/15/24	30,000	31,350
Chemours Co/The - 6.625% 5/15/23	60,000	63,825
Cheniere Corpus Christi Holdings LLC - 5.875% 3/31/25	40,000	43,050
FMG Resources August 2006 Pty Ltd - 144A - 9.750% 03/01/22	35,000	39,357
Freeport - McMoRan Inc - 3.875% 3/15/23	85,000	83,725
Freeport - McMoRan Inc - 4.550% 11/14/24	20,000	20,020
GCP Applied Technologies Inc - 144A - 9.500% 02/01/23	65,000	73,450
WR Grace & Co - Conn - 144A - 5.625% 10/01/24	10,000	10,989
Hexion Inc - 6.625% 4/15/20	175,000	156,626
Huntsman International LLC - 5.125% 11/15/22	120,000	129,000
INEOS Group Holdings SA - 144A - 5.625% 08/01/24	200,000	207,750
LSB Industries Inc - 8.500% 8/01/19	93,000	91,140
(4)(5)Noranda Aluminum Acquisition Corp - 11.000% 6/01/19	40,000	0
NOVA Chemicals Corp - 144A - 4.875% 06/01/24	30,000	30,375
NOVA Chemicals Corp - 144A - 5.250% 06/01/27	25,000	25,250
Novelis Corp - 144A - 6.250% 08/15/24	25,000	26,068
Novelis Corp - 144A - 5.875% 09/30/26	30,000	30,450
Rain CII Carbon LLC / CII Carbon Corp - 144A - 7.250% 04/01/25	65,000	68,575
(4)(5)Reichhold Industries Inc - 144A - .000% 05/08/40	103,629	0
Scotts Miracle - Gro Co/The - 6.000% 10/15/23	75,000	80,062
Scotts Miracle - Gro Co/The - 5.250% 12/15/26	10,000	10,550
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A - 5.375% 09/01/25	45,000	46,294
Venator Finance S.a r.l. / Venator Materials Corp - 144A - 5.750% 07/15/25	35,000	36,400
		1,724,392
Telecommunication Services (10.2%)
AT&T Inc - 3.400% 8/14/24	35,000	35,055
CenturyLink Inc - 5.800% 3/15/22	45,000	44,851
CenturyLink Inc - 6.750% 12/01/23	100,000	101,159
CenturyLink Inc - 5.625% 4/01/25	25,000	23,938
EP Energy LLC / Everest Acquisition Finance Inc - 9.375% 5/01/20	80,000	66,600
Frontier Communications Corp - 6.875% 1/15/25	65,000	48,589
Frontier Communications Corp - 11.000% 9/15/25	150,000	127,126
GCI Inc - 6.750% 6/01/21	70,000	71,752
*Intelsat Jackson Holdings SA - 7.250% 10/15/20	375,000	360,939
Intelsat Jackson Holdings SA - 7.500% 4/01/21	35,000	33,163
Intelsat Jackson Holdings SA - 5.500% 8/01/23	115,000	97,463
Intelsat Jackson Holdings SA - 144A - 9.750% 07/15/25	90,000	90,900
Level 3 Financing Inc - 5.375% 5/01/25	55,000	56,548
Level 3 Financing Inc - 5.375% 1/15/24	35,000	35,833
Level 3 Communications Inc - 5.750% 12/01/22	55,000	56,513
CSC Holdings LLC - 144A - 10.875% 10/15/25	184,000	227,472
Qwest Capital Funding Inc - 7.750% 2/15/31	60,000	55,726
SBA Communications Corp - 4.875% 9/01/24	50,000	51,439
*Sprint Capital Corp - 8.750% 3/15/32	310,000	396,413
Sprint Corp - 7.250% 9/15/21	55,000	61,119
*Sprint Corp - 7.875% 9/15/23	565,000	655,400
Sprint Corp - 7.625% 2/15/25	85,000	97,485
T - Mobile USA Inc - 6.500% 1/15/24	55,000	58,603
T - Mobile USA Inc - 6.375% 3/01/25	35,000	37,685
T - Mobile USA Inc - 6.500% 1/15/26	115,000	126,932
United States Cellular Corp - 6.700% 12/15/33	75,000	78,094
Windstream Services LLC - 7.750% 10/15/20	15,000	12,000
*Windstream Services LLC - 7.750% 10/01/21	130,000	96,200
Windstream Services LLC - 7.500% 6/01/22	200,000	143,879
Windstream Services LLC - 6.375% 8/01/23	5,000	3,538
		3,352,414

Utilities (1.1%)
AES Corp/VA - 4.875% 5/15/23	15,000	15,451
AES Corp/VA - 5.500% 3/15/24	10,000	10,413
AES Corp/VA - 6.000% 5/15/26	10,000	10,763
AmeriGas Partners LP / AmeriGas Finance Corp - 5.875% 8/20/26	70,000	72,801
AmeriGas Partners LP / AmeriGas Finance Corp - 5.500% 5/20/25	40,000	41,101
Dynegy Inc - 7.375% 11/01/22	70,000	72,888
Dynegy Inc - 7.625% 11/01/24	35,000	36,269
Dynegy Inc - 144A - 8.000% 01/15/25	25,000	25,876
NRG Energy Inc - 7.875% 5/15/21	4,000	4,116
NRG Energy Inc - 6.250% 7/15/22	40,000	42,000
NRG Energy Inc - 6.625% 1/15/27	30,000	31,426
		363,104

TOTAL CORPORATE BONDS (COST: $29,676,905)		$30,469,597

COMMON STOCKS (0.1%)

Energy (0.1%)	Shares
Halcon Resources Corp - (Cost: $145,204)	6,520	$44,336

PRIVATE EQUITY (0.5%)

Consumer Discretionary (0.1%)	Shares
^Uci International Holdings Inc	2,633	$43,444

Materials (0.4%)
^(4)Reichhold Cayman	162	$121,338

TOTAL PRIVATE EQUITY (COST: $239,950)		$164,782

WARRANTS (0.0%)

Industrials (0.0%)	Shares
Jack Cooper Enterprises Inc	175	$0
Jack Cooper Enterprises Inc	99	0

TOTAL WARRANTS (COST: $0)		$0

TOTAL INVESTMENTS IN SECURITIES (COST: $30,062,059) (93.4%)		$30,678,715
OTHER ASSETS LESS LIABILITIES (6.6%)		2,160,681

NET ASSETS (100.0%)		$32,839,396

(1) Interest or dividend is paid-in-kind, when applicable.
(2) Variable rate security. The rates for these securities are as of September 29, 2017.
(3) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(4) Non - income producing security.
(5) Issue is in default.
(6) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $12,531,606, representing 38.2% of net assets as of September 29, 2017.

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^Illiquid security. See note 2. Total market value of illiquid securities amount to $121,338 representing 0.4% of net assets as of September 29, 2017.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments September 29, 2017 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (95.7%)

Energy (84.5%)
Anadarko Petroleum Corp	60,000	$2,931,000
Andeavor	180,000	18,567,000
Archrock Inc	270,000	3,388,500
*Callon Petroleum Co	1,090,000	12,251,600
*Cheniere Energy Inc	70,000	3,152,800
Cimarex Energy Co	85,000	9,661,950
*Concho Resources Inc	33,000	4,346,760
*Continental Resources Inc/OK	210,000	8,108,100
*Diamondback Energy Inc	220,000	21,551,200
EOG Resources Inc	53,000	5,127,220
Enbridge Inc	340,000	14,225,600
Exxon Mobil Corp	130,000	10,657,400
*Fairmount Santrol Holdings Inc	280,000	1,338,400
*Forum Energy Technologies Inc	900,000	14,310,000
Halliburton Co	520,000	23,935,600
*Independence Contract Drilling Inc	520,000	1,976,000
*Keane Group Inc	490,000	8,173,200
Kinder Morgan Inc/DE	550,000	10,549,000
*Oil States International Inc	100,000	2,535,000
ONEOK Inc	420,000	23,272,200
*Parsley Energy Inc	780,000	20,545,200
Patterson-UTI Energy Inc	260,000	5,444,400
Phillips 66	165,000	15,115,650
Pioneer Natural Resources Co	123,000	18,147,420
*ProPetro Holding Corp	1,020,000	14,637,000
RPC Inc	980,000	24,294,200
*RSP Permian Inc	280,000	9,685,200
Schlumberger Ltd	195,000	13,603,200
SemGroup Corp	180,000	5,175,000
*SMART SAND INC	120,000	813,600
*Tetra Technologies Inc	370,000	1,058,200
TransCanada Corp	230,000	11,368,900
US Silica Holdings Inc	685,000	21,282,950
Valero Energy Corp	115,000	8,846,950
Williams Cos Inc/The	720,000	21,607,200
		391,683,600
Industrials (4.3%)
Canadian Pacific Railway Ltd	90,000	15,122,700
Union Pacific Corp	40,000	4,638,800
		19,761,500
Materials (2.1%)
*Flotek Industries Inc	430,000	1,999,500
Westlake Chemical Corp	40,000	3,323,600
LyondellBasell Industries NV	43,000	4,259,150
		9,582,250
Utilities (4.8%)
CenterPoint Energy Inc	350,000	10,223,500
MDU Resources Group Inc	120,000	3,114,000
OGE Energy Corp	250,000	9,007,500
		22,345,000

TOTAL COMMON STOCKS (COST: $411,681,626)		$443,372,350

OTHER ASSETS LESS LIABILITIES (4.3%)		19,917,445

NET ASSETS (100.0%)		$463,289,795

*Non-income producing

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments September 29, 2017 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (98.1%)

Consumer Discretionary (11.8%)
Best Buy Co Inc	10,000	$569,600
Walt Disney Co/The	8,000	788,560
Home Depot Inc/The	3,500	572,460
Lowe's Cos Inc	7,200	575,568
Starbucks Corp	20,000	1,074,200
Target Corp	6,000	354,060
		3,934,448
Consumer Staples (9.2%)
Campbell Soup Co	19,000	889,580
Kimberly-Clark Corp	6,500	764,920
PepsiCo Inc	8,500	947,155
Procter & Gamble Co/The	5,000	454,900
		3,056,555
Financials (16.9%)
Bank of America Corp	23,000	582,820
BlackRock Inc	3,500	1,564,815
JPMorgan Chase & Co	16,000	1,528,160
PNC Financial Services Group Inc/The	3,500	471,695
S&P Global Inc	3,000	468,930
US Bancorp	19,000	1,018,210
		5,634,630
Health Care (16.4%)
Becton Dickinson and Co	3,500	685,825
*Celgene Corp	6,000	874,920
Johnson & Johnson	5,000	650,050
Pfizer Inc	33,000	1,178,100
Thermo Fisher Scientific Inc	8,500	1,608,200
UnitedHealth Group Inc	2,500	489,625
		5,486,720
Industrials (12.4%)
Caterpillar Inc	5,500	685,905
Covanta Holding Corp	47,000	697,950
Deere & Co	4,500	565,155
FedEx Corp	1,500	338,370
3M Co	3,700	776,630
Waste Management Inc	7,000	547,890
Ingersoll-Rand PLC	6,000	535,020
		4,146,920
Information Technology (21.6%)
*Advanced Micro Devices Inc	48,000	612,000
*Alphabet Inc	1,300	1,265,836
Apple Inc	2,000	308,240
*Facebook Inc	2,000	341,740
HP Inc	28,000	558,880
Intel Corp	24,000	913,920
International Business Machines Corp	4,000	580,320
NVIDIA Corp	3,000	536,310
QUALCOMM Inc	12,000	622,080
Visa Inc	14,000	1,473,360
		7,212,686
Materials (2.0%)
Air Products & Chemicals Inc	2,500	378,050
Praxair Inc	2,200	307,428
		685,478
Telecommunication Services (3.8%)
AT&T Inc	20,000	783,400
Verizon Communications Inc	10,000	494,900
		1,278,300
Utilities (4.0%)
ALLETE Inc	9,500	734,255
Exelon Corp	16,000	602,720
		1,336,975

TOTAL COMMON STOCKS (COST: $26,136,309)		$32,772,712

OTHER ASSETS LESS LIABILITIES (1.9%)		619,730

NET ASSETS (100.0%)		$33,392,442

*Non-income producing

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments September 29, 2017 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (98.9%)

Consumer Discretionary (7.2%)
Genuine Parts Co	30,000	$2,869,500
McDonald's Corp	28,000	4,387,040
Target Corp	35,000	2,065,350
VF Corp	25,000	1,589,250
		10,911,140
Consumer Staples (21.4%)
Altria Group Inc	94,000	5,961,480
Coca-Cola Co/The	137,000	6,166,370
General Mills Inc	29,000	1,501,040
Kimberly-Clark Corp	46,000	5,413,280
PepsiCo Inc	35,000	3,900,050
Philip Morris International Inc	26,000	2,886,260
Procter & Gamble Co/The	71,000	6,459,580
		32,288,060
Energy (13.0%)
BP PLC - ADR	67,000	2,574,810
Chevron Corp	34,000	3,995,000
Enbridge Inc	47,000	1,966,480
Exxon Mobil Corp	48,000	3,935,040
Occidental Petroleum Corp	44,000	2,825,240
ONEOK Inc	43,000	2,382,630
Royal Dutch Shell PLC - ADR	30,000	1,876,200
		19,555,400
Financials (13.5%)
BlackRock Inc	2,000	894,180
CME Group Inc	28,000	3,799,040
Mercury General Corp	66,000	3,741,540
Old Republic International Corp	136,000	2,677,840
People's United Financial Inc	178,000	3,228,920
United Bankshares Inc/WV	84,000	3,120,600
Wells Fargo & Co	52,000	2,867,800
		20,329,920
Health Care (8.8%)
AMGEN INC	8,500	1,584,825
Johnson & Johnson	36,000	4,680,360
Merck & Co Inc	49,000	3,137,470
Pfizer Inc	111,000	3,962,700
		13,365,355
Industrials (6.7%)
Emerson Electric Co	40,000	2,513,600
Lockheed Martin Corp	18,000	5,585,220
3M Co	9,500	1,994,050
		10,092,870
Information Technology (5.6%)
Cisco Systems Inc	76,000	2,555,880
International Business Machines Corp	21,000	3,046,680
QUALCOMM Inc	55,000	2,851,200
		8,453,760
Materials (3.2%)
Compass Minerals International Inc	29,000	1,882,100
Sonoco Products Co	30,000	1,513,500
LyondellBasell Industries NV	14,000	1,386,700
		4,782,300
Telecommunication Services (10.9%)
AT&T Inc	210,000	8,225,700
Verizon Communications Inc	146,000	7,225,540
Vodafone Group PLC	36,000	1,024,560
		16,475,800
Utilities (8.6%)
Consolidated Edison Inc	23,000	1,855,640
Dominion Resources Inc/VA	41,000	3,154,130
Duke Energy Corp	37,000	3,105,040
Southern Co/The	100,000	4,914,000
		13,028,810

TOTAL COMMON STOCKS (COST: $139,822,310)		$149,283,415

OTHER ASSETS LESS LIABILITIES (1.1%)		1,728,495

NET ASSETS (100.0%)		$151,011,910

ADR - American Depository Receipt

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments September 29, 2017 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (90.0%)

Energy (75.5%)
BP PLC - ADR	5,700	$219,051
Chevron Corp	650	76,375
Enbridge Inc	1,000	41,840
Exxon Mobil Corp	700	57,386
Helmerich & Payne Inc	1,800	93,798
HollyFrontier Corp	1,500	53,955
Kinder Morgan Inc/DE	2,500	47,950
Occidental Petroleum Corp	1,950	125,210
ONEOK Inc	2,600	144,066
PBF Energy Inc	2,000	55,220
Pembina Pipeline Corp	1,600	56,160
Royal Dutch Shell PLC - ADR	3,700	231,398
Schlumberger Ltd	950	66,272
SemGroup Corp	5,000	143,750
Statoil ASA - ADR	1,700	34,153
TOTAL SA - ADR	950	50,844
Valero Energy Corp	700	53,851
Williams Cos Inc/The	2,500	75,025
		1,626,304
Industrials (3.7%)
Covanta Holding Corp	5,300	78,705

Materials (5.1%)
CF Industries Holdings Inc	1,700	59,772
LyondellBasell Industries NV	500	49,525
		109,297
Utilities (5.7%)
Entergy Corp	700	53,452
Southern Co/The	1,400	68,796
		122,248

TOTAL COMMON STOCKS (COST: $1,797,214)		$1,936,554

OTHER ASSETS LESS LIABILITIES (10.0%)		214,186

NET ASSETS (100.0%)		$2,150,740

ADR - American Depository Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
September 29, 2017, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund
Investments at cost	$30,062,059	$411,681,626	$26,136,309	$139,822,310	$1,797,214
Unrealized appreciation	$1,526,388	$51,729,623	$6,911,206	$11,399,618	$161,114
Unrealized depreciation	($909,732)	($20,038,899)	($274,803)	($1,938,513)	($21,774)
Net unrealized appreciation (depreciation)*	$616,656	$31,690,724	$6,636,403	$9,461,105	$139,340

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of September 29, 2017:

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$44,336	$0	$0	$44,336
Private Equities	0	0	164,782	164,782
Corporate Bonds	0	30,469,597	0	30,469,597
Total	$44,336	$30,469,597	$164,782	$30,678,715

Williston Basin/Mid-North America Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$443,372,350	$0	$0	$443,372,350
Total	$443,372,350	$0	$0	$443,372,350

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$32,772,712	$0	$0	$32,772,712
Total	$32,772,712	$0	$0	$32,772,712

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$149,283,415	$0	$0	$149,283,415
Total	$149,283,415	$0	$0	$149,283,415

Integrity Energized Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,936,554	$0	$0	$1,936,554
Total	$1,936,554	$0	$0	$1,936,554

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the six months ended September 29, 2017. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the nine months ended September 29, 2017.

The changes of the fair value of investments during the nine months ended September 29, 2017, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

	Balance as		Amortization/	Change in unrealized	Balance as
High Income Fund	of 12/30/16	Purchases	accretion	appreciation/depreciation	of 9/29/17
Private Equity	$106,758	$119,389	$0	($61,365)	$164,782

Asset Class	Fair Value at September 29, 2017	Valuation Technique	Unobservable Inputs	Multiple	Impact to Valuation From Input Increases
Private Equity	$121,338 43,444 164,782	Market Approach Comparable Transactions	EBITDA Multiple Transaction Price	6.8x $19.00	Increase Increase

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 28, 2017

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 28, 2017